Shareholders' Equity (Schedule of restricted share unit activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
Outstanding, beginning balance	26,097	21,318	22,102
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	4,905	16,224	0
Vested	(3,520)
Forfeited	0	0	0
Outstanding, ending balance	22,555	26,097	21,318
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 22.99	$ 12.96	$ 12.66
Granted	33.13
Vested	28.4
Weighted average exercise price, Outstanding, ending balance	$ 42.64	$ 22.99	$ 12.96
Restricted Stock Units (RSUs) [Member]
Options
Outstanding, beginning balance	1,135,351
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	189,968
Vested	(528,899)
Forfeited	(19,070)
Outstanding, ending balance	777,350	1,135,351
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 29.27
Granted	83.83
Vested	27.16
Forfeited	36.77
Weighted average exercise price, Outstanding, ending balance	$ 43.97	$ 29.27